OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Schedule of revenues and operating loss by segments
	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2022

Revenues	$274	$-	$196	$79	$549

Operating loss	$(7,314)	$(94)	$(4,358)	$(4,296)	$(16,062)

Net financing expense					$(2,758)

Loss before taxes on income					$(18,820)
	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2021

Revenues	$396	$-	$25	$47	$468

Operating loss	$(5,144)	$(73)	$(3,257)	$(5,231)	$(13,705)

Net financing expenses					$(302)

Loss before taxes on income					$(14,007)

Schedule of major customers
	Six months ended June 30,
	2022	2021
	Unaudited

Customer A (subsidiary shareholder)	31%	34%
Customer B	-	40%
Customer C	3%	13%
Customer D	36%	-
Customer E	13%	-

Schedule of geographical information
	Six months ended June 30,
	2022	2021
	Unaudited

United States	45%	73%
Israel	55%	24%
Brazil	-	3%

	100%	100%

Schedule of percentage of non-current assets
	June 30, 2022	December 31, 2021
	Unaudited	Audited

United States	79%	81%
Israel	21%	19%

	100%	100%